Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000186848
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend VIT Fund
Account Value	$ 10,000	$ 11,522	$ 10,218	$ 10,383	$ 11,582	$ 8,888	$ 9,584	$ 9,864	$ 10,723	$ 9,670	$ 9,606
C000186847
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum VIT Fund
Account Value	$ 10,000	19,362	15,738	13,135	16,962	13,081	13,240	12,274	12,610	10,428	9,895
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 10,000	34,708	27,561	21,682	26,963	21,201	17,466	13,269	13,843	11,318	10,121
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 10,000	34,708	27,561	21,682	26,963	21,201	17,466	13,269	13,843	11,318	10,121
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 33,560	$ 26,953	$ 21,302	$ 26,340	$ 20,830	$ 17,220	$ 13,102	$ 13,761	$ 11,308	$ 10,092